                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number: ________
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Grisanti Brown & Partners LLC
Address:    45 Rockefeller Plaza
            17th Floor
            New York, New York 10111

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christopher C. Grisanti
Title:      Principal
Phone:      (212) 218-5300

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti     New York, New York          May 14, 2009
---------------------------- ------------------------  -----------------------
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         94

Form 13F Information Table Value Total:  $   616,048
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       NONE

Grisanti Brown & Partners LLC
Form 13F Information Table
3/31/2009

                                                                                                  Voting Authority
                              Title                   Value   Shares/ Sh/ Put/ Invstmt   Other   -------------------
     Name of Issuer         of Class         CUSIP   (x$1000) Prn Amt Prn Call Dscretn  Managers  Sole   Shared None
----------------------- -----------------  --------- -------- ------- --- ---- -------  -------- ------- ------ ----
ABBOTT LABORATORIES     com                002824100      95     2000 SH       Sole                 2000
ACE LTD                 com                H0023R105      53     1300 SH       Sole                 1300
ALLSTATE CORP           com                020002101      71     3708 SH       Sole                 3708
ALTRIA GROUP, INC       com                02209S103     261    16300 SH       Sole                16300
AMDOCS LTD.             com                G02602103       7      400 SH       Sole                  400
ANNALY CAPITAL MGMT INC com                035710409   36962  2664890 SH       Sole              2664890
APPLIED MATLS INC COM   com                038222105   19591  1822400 SH       Sole              1822400
AT&T CORP.              com                00206R102      50     2000 SH       Sole                 2000
AXIS CAPITAL HOLDINGS
  LTD                   shs                G0692U109   30126  1336565 SH       Sole              1336565
BANK OF AMERICA CORP    com                060505104      41     6080 SH       Sole                 6080
BECTON DICKINSON & CO   com                075887109   22351   332405 SH       Sole               332405
BOEING CO               com                097023105   22950   645015 SH       Sole               645015
BORGWARNER INC          com                099724106     160     7900 SH       Sole                 7900
BP AMOCO PLC SPONS ADR  spon adr           055622104     105     2619 SH       Sole                 2619
CALPINE CORP COM        com                131347304     212    31100 SH       Sole                31100
CHUBB CORP              com                171232101   28904   682995 SH       Sole               682995
CIGNA CORP              com                125509109     278    15806 SH       Sole                15806
CISCO SYSTEMS INC       com                17275R102   26361  1571896 SH       Sole              1571896
COCA COLA CO            com                191216100     591    13450 SH       Sole                13450
COMCAST CORP CL A       com                20030n101   30486  2235024 SH       Sole              2235024
COMCAST CORP CL A SPL   com                20030N200    1365   106080 SH       Sole               106080
DISCOVER FINANCIAL
  SERVICES              com                254709108      81    12810 SH       Sole                12810
DOW CHEMICAL CO         com                260543103     129    15360 SH       Sole                15360
DUKE ENERGY CORP        com                26441c105      29     2000 SH       Sole                 2000
DYNEGY INC DEL          Cl A               26817G102     102    72600 SH       Sole                72600
EMC CORP MASS           com                268648102      93     8200 SH       Sole                 8200
EMERSON ELEC CO COM     com                291011104     143     5000 SH       Sole                 5000
ENERGIZER HOLDINGS INC  com                29266r108   24630   495665 SH       Sole               495665
EXELON CORPORATION      com                30161N101     123     2700 SH       Sole                 2700
EXIDE TECHNOLOGIES      com new            302051206      54    17900 SH       Sole                17900
EXXON MOBIL CORPORATION com                30231G102     799    11727 SH       Sole                11727
FEDEX CORPORATION       com                31428x106       1       20 SH       Sole                   20
FISERV INC              com                337738108   41775  1145765 SH       Sole              1145765
FNB CORP COM            com                302520101      26     3348 SH       Sole                 3348
FOSTER WHEELER AG       com                H27178104      16      900 SH       Sole                  900
FREEPORT MCMORAN
  COPPER GOLD           com                35671d857     160     4200 SH       Sole                 4200
GENERAL ELEC CO         com                369604103     148    14650 SH       Sole                14650
GOLDMAN SACHS GROUP COM com                38141G104   26940   254105 SH       Sole               254105
HALLIBURTON CO          com                406216101     138     8900 SH       Sole                 8900
HEWLETT-PACKARD         com                428236103   25599   798467 SH       Sole               798467
INGERSOLL RAND          com                g4776g101     221    16012 SH       Sole                16012
INTL BUSINESS MACHINES
  CORP                  com                459200101     465     4800 SH       Sole                 4800
ISHARES TR              Barclays TIPS BD   464287176     649     6320 SH       Sole                 6320
JOHNSON & JOHNSON       com                478160104     652    12400 SH       Sole                12400
JOHNSON CTLS INC        com                478366107     124    10300 SH       Sole                10300
JPMORGAN CHASE          com                46625H100   22281   838260 SH       Sole               838260
KBR INC                 com                48242w106     180    13000 SH       Sole                13000
KIMBERLY CLARK CORP COM com                494368103     180     3900 SH       Sole                 3900
KRAFT FOODS CL A        com                50075N104      31     1384 SH       Sole                 1384
LABORATORY CRP OF AMER
  HLDGS                 com                50540r409      61     1050 SH       Sole                 1050
LEVEL 3 COMMUNICATIONS
  INC                   com                52729N100      11    12320 SH       Sole                12320
MAGNETEK INC            com                559424106      40    22400 SH       Sole                22400
MARATHON OIL CORP.      com                565849106     110     4200 SH       Sole                 4200
MASTEC INC              com                576323109      83     6900 SH       Sole                 6900
MCDERMOTT INTL INC      com                580037109     352    26300 SH       Sole                26300
MERCK & CO INC          com                589331107     420    15700 SH       Sole                15700
MICRON TECHNOLOGY       com                595112103      52    12700 SH       Sole                12700
MICROSOFT CORP          com                594918104   24704  1344808 SH       Sole              1344808
NAVISTAR INTL           com                63934E108     375    11200 SH       Sole                11200
NORTHERN TRUST CORP     com                665859104   23867   398980 SH       Sole               398980
NRG ENERGY INC          com new            629377508     176    10000 SH       Sole                10000
OTTER TAIL CORP         com                689648103      97     4400 SH       Sole                 4400
PACCAR INC              com                693718108     103     4000 SH       Sole                 4000
PATRIOT COAL CORP       com                70336t104     140    37624 SH       Sole                37624
PEABODY ENERGY CORP     com                704549104      66     2620 SH       Sole                 2620

Grisanti Brown & Partners LLC
Form 13F Information Table
3/31/2009

                                                                                                    Voting Authority
                              Title                   Value    Shares/  Sh/ Put/ Invstmt   Other   ---------------------
     Name of Issuer         of Class         CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn  Managers   Sole    Shared None
----------------------- ------------------ --------- -------- --------- --- ---- -------  -------- --------- ------ ----
PFIZER INC              com                717081103   28496    2092250 SH       Sole                2092250
PHILIP MORRIS
  INTERNATIONAL INC     com                718172109     616      17300 SH       Sole                  17300
PNC FINANCIAL SERVICES
  GROUP                 com                693475105      33       1125 SH       Sole                   1125
PROCTER & GAMBLE        unit ser 1         742718109     405       8600 SH       Sole                   8600
PROSHARES TR            PSHS ULT SH 20 YRS 74347R297      59       1360 SH       Sole                   1360
QUANTA SERVICES INC     com                74762e102     129       6000 SH       Sole                   6000
ROCKWELL AUTOMATION INC com                773903109      85       3900 SH       Sole                   3900
SCHLUMBERGER LTD COM    com                806857108     167       4100 SH       Sole                   4100
SCHWAB (CHARLES) CORP   com                808513105   56058    3616625 SH       Sole                3616625
SHAW GROUP INC          com                820280105     200       7300 SH       Sole                   7300
SLM CORPORATION         com                78442p106       2        350 SH       Sole                    350
SPDR GOLD TRUST         gold shs           78463V107     113       1250 SH       Sole                   1250
SPIRIT AEROSYSTEMS
  HLDGS INC             Cl A               848574109     152      15200 SH       Sole                  15200
STATE STR CORP          com                857477103      55       1790 SH       Sole                   1790
TARGET CORP COM         com                87612e106   34157     993225 SH       Sole                 993225
TIME WARNER CABLE INC   com                88732J207      23        928 SH       Sole                    928
TIME WARNER INC         com                887317105   17900  927443.33 SH       Sole              927443.33
TRANSALTA CORP          com                89346D107     115       7800 SH       Sole                   7800
U.S. BANCORP            com                902973304      59       4040 SH       Sole                   4040
UNITED STATES STL CORP
  NEW                   com                912909108      97       4600 SH       Sole                   4600
URS CORP                com                903236107     186       4600 SH       Sole                   4600
WABCO HLDGS INC         com                92927K102     246      20000 SH       Sole                  20000
WALGREEN CO             com                931422109   26919    1036955 SH       Sole                1036955
WALT DISNEY CO          com                254687106      55       3050 SH       Sole                   3050
WALTER INDS INC         com                93317q105     222       9700 SH       Sole                   9700
WILLIAMS COS INC        com                969457100   16080    1413020 SH       Sole                1413020
WILLIAMS PARTNERS LP    com unit lp        96950F104      39       3450 SH       Sole                   3450
WYETH                   com                983024100   15908     369621 SH       Sole                 369621
YRC WORLDWIDE INC       com                984249102      28       6200 SH       Sole                   6200
TOTAL VALUE                                          616,048
                                                     =======